Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 14,142	$ 11,399
Loans collectively evaluated for impairment	354,996	378,067
Total Gross Loans	369,138	389,466
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	13,760	10,659
Loans collectively evaluated for impairment	278,990	302,107
Total Gross Loans	292,750	312,766
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	170	305
Loans collectively evaluated for impairment	46,827	37,855
Total Gross Loans	46,997	38,160
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	212	435
Loans collectively evaluated for impairment	29,179	38,105
Total Gross Loans	$ 29,391	$ 38,540